Submission	Jul. 29, 2025
Submission [Line Items]
Central Index Key	0001677250
Registrant Name	ZTO Express (Cayman) Inc.
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES